Restricted cash and short term deposits (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	September 30, 2018	December 31, 2017
Restricted cash relating to the total return equity swap	69,382	58,351
Restricted cash in relation to the Hilli (1)	175,482	174,737
Restricted cash and short-term deposits held by lessor VIEs	188,434	130,063
Restricted cash relating to the $1.125 billion debt facility	22,986	33,752
Restricted cash relating to office lease	818	813
Bank guarantee	674	99
Total restricted cash and short-term deposits	457,776	397,815
Less: Amounts included in current restricted cash and short-term deposits	(302,456)	(222,265)
Long-term restricted cash	155,320	175,550
(1) In November 2015, in connection with the issuance of a letter of credit by a financial institution to our project partner involved in the Hilli FLNG project, we were required to provide cash collateral to support the performance guarantee.

Schedule of Cash Flow, Supplemental Disclosures
The following table identifies the balance sheet line-items included in cash, cash equivalents and restricted cash presented in the consolidated statements of cash flows:

(in thousands of $)	September 30, 2018	December 31, 2017	September 30, 2017	December 31, 2016
Cash and cash equivalents	306,387	214,862	286,562	224,190
Restricted cash and short-term deposits (current portion)	302,456	222,265	270,087	183,693
Restricted cash (non-current portion)	155,320	175,550	182,416	232,335
	764,163	612,677	739,065	640,218